Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	6 Months Ended
Mar. 31, 2015
Plant Equipment [Member] | Minimum [Member]
Estimated useful lives	2 years
Plant Equipment [Member] | Maximum [Member]
Estimated useful lives	15 years
Computer and Software [Member] | Minimum [Member]
Estimated useful lives	1 year
Computer and Software [Member] | Maximum [Member]
Estimated useful lives	2 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years
Building Improvements [Member]
Estimated useful lives	20 years